Intangible Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 25, 2017 USD ($)
Favorable lease terms - Cost	$ 83,716	$ 83,716	$ 127,788
Acceleration of amortization of intangible asset	0	20,526	0
Intangible assets, Residual value	0
Favorable lease terms - Accumulated amortization	$ 75,636	64,764	72,449
Finite lived intangible assets amortization method	straight line
Weighted average useful life for favorable lease terms chartered out	10 years
Time charters additions at historical cost	$ 27,457
Navios Fulvia
Favorable lease terms - Cost			31,199
Favorable lease terms - Accumulated amortization			(31,199)
Write-off - Cost			$ 31,199
Navios Luz Navios and Buena Ventura | Favorable lease intangibles
Acceleration of amortization of intangible asset		$ 20,526
Navios Containers Vessels
Number of vessels acquired				5
Time charter contracts, Fair value				$ 27,457